Schedule of consolidated financial statements (Details)	12 Months Ended
Dec. 31, 2025
The Grow Hub Limited [Member]
Date of incorporation	April 12, 2024
Percentage of direct or indirects	100.00%
Place of incorporation	Cayman Island
Principal Activities	Investment holding
The Grow Hub Innovations Company Limited [Member]
Date of incorporation	April 12, 2024
Percentage of direct or indirects	100.00%
Place of incorporation	British Virgin Islands
Principal Activities	Investment holding
The Grow Hub Innovations Company Pte Ltd [Member]
Date of incorporation	August 17, 2020
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Investment holding
Grow Hub Carbon Pte Ltd [Member]
Date of incorporation	January 6, 2020
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Investment holding
Grow Hub Distribution Singapore Pte Ltd [Member]
Date of incorporation	February 11, 2020
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Distributor of Agri-culture products in Singapore and rest of Asia
Grow Hub Trading Pty Ltd [Member]
Date of incorporation	April 3, 2020
Percentage of direct or indirects	100.00%
Place of incorporation	Australia
Principal Activities	Trading of Agri-culture products
Grow Hub Vietnam LTD Liability Company [Member]
Date of incorporation	October 9 ,2024
Percentage of direct or indirects	100.00%
Place of incorporation	Vietnam
Principal Activities	Blockchain services (product authentication and tracing) and data
Grow Hub Malaysia Sdn Bhd [Member]
Date of incorporation	February 28, 2022
Percentage of direct or indirects	100.00%
Place of incorporation	Malaysia
Principal Activities	Distributor of Agri-culture products in Malaysia
Grow Hub Innovation Centre Pty Ltd [Member]
Date of incorporation	March 17, 2022
Percentage of direct or indirects	100.00%
Place of incorporation	Australia
Principal Activities	Rental and auxiliary services
Grow Hub Technologies Pte Ltd [Member]
Date of incorporation	March 23, 2022
Percentage of direct or indirects	100.00%
Place of incorporation	Singapore
Principal Activities	Blockchain services (product authentication and tracing) and data
Grow Hub Japan Co Ltd [Member]
Date of incorporation	July 30, 2021
Percentage of direct or indirects	100.00%
Place of incorporation	Japan
Principal Activities	Distributor and trading of Agri-culture products in Japan